Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

September 17, 2020

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 248

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective September 14, 2020, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 248 on September 14, 2020.

The SEC Staff is requested to address any comments on this filing to me at (720) 917-0785.

Sincerely,

/s/ Karen S. Gilomen

Karen S. Gilomen

Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP